SIGNIFICANT ACCOUNTING POLICIES (1) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Loss [Abstract]
Unrealized net (loss) gain on qualifying cash flow hedging instruments	$ (8,989,000)	$ (5,039,000)	$ (5,943,000)
Property, Plant and Equipment [Line Items]
Interest costs capitalized	$ 1,800,000	$ 1,900,000	$ 500,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Amortization period of drydocking expenses	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Amortization period of drydocking expenses	5 years
Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	40 years
Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	50 years
Deferred Drydocking Expenditures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Deferred Drydocking Expenditures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Vessels under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Useful lives	11 years